UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04448

UBS Master Series, Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

Item 1. Schedule of Investments

UBS Money Market Fund

SCHEDULE OF INVESTMENTS—November 30, 2004 (unaudited)

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)	Value ($)

U.S. Government Agency Obligations—19.23%
1,150	Federal Home Loan Bank	03/08/05 to 10/21/05	1.350 to 2.250	1,149,585
1,350	Federal Home Loan Mortgage Corp.	12/13/04 to 12/15/04	1.140 to 1.970@	1,349,188
500	Federal Home Loan Mortgage Corp.	03/01/05	1.420	500,000
711	Federal National Mortgage Association	12/10/04 to 12/15/04	1.080 to 1.150@	710,746
1,500	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300	1,500,000
Total U.S. Government Agency Obligations (cost—$5,209,519)				5,209,519

Bank Note—1.48%
U.S.—1.48%
400	U.S. Bank N.A. (cost—$400,000)	04/07/05	1.430	400,000

Certificates of Deposit—14.76%
Non-U.S.—11.07%
1,000	BNP Paribas	02/08/05	2.130*	999,960
500	Danske Bank	12/15/04	2.030*	499,996
500	Fortis Bank NV	12/13/04	2.030*	499,995
500	Svenska Handelsbanken	03/15/05	1.215	499,613
500	UniCredito Italiano SpA	12/24/04	1.876*	499,918
				2,999,482
U.S.—3.69%
500	Discover Bank, New Castle DE	12/23/04	2.120	500,000
500	First Tennessee Bank N.A. (Memphis)	01/04/05	2.080	500,000
				1,000,000
Total Certificates of Deposit (cost—$3,999,482)				3,999,482

Commercial Paper@—44.60%
Asset Backed-Auto & Truck—1.84%
500	New Center Asset Trust	12/06/04	1.970	499,863

Asset Backed-Banking—1.85%
500	Atlantis One Funding Corp.	12/02/04	2.030	499,972

Asset Backed-Miscellaneous—15.12%
500	Amsterdam Funding Corp.	01/04/05	2.230	498,947
500	Barton Capital Corp.	12/02/04	2.030	499,972
500	Falcon Asset Securitization Corp.	12/14/04	2.040	499,632
600	Old Line Funding Corp.	12/06/04	1.950 to 2.040	599,834
500	Preferred Receivables Funding Corp.	12/10/04	2.050	499,744
500	Triple A One Funding	12/09/04	2.030	499,774
500	Variable Funding Capital Corp.	12/13/04	2.030	499,662
500	Windmill Funding Corp.	12/28/04	2.140	499,197
				4,096,762
Asset Backed-Securities—7.37%
500	Beta Finance, Inc.	01/07/05	2.030	498,957
500	Galaxy Funding, Inc.	01/18/05	2.070	498,620
500	Giro Funding U.S. Corp.	01/03/05	2.230	498,978
500	Scaldis Capital LLC	12/28/04	2.170	499,186
				1,995,741
Banking-Non-U.S.—5.53%
500	DNB NOR Bank ASA	12/15/04	2.060	499,599
500	Nationwide Building Society	02/01/05	2.130	498,166
500	Spintab AB	12/02/04	2.000	499,972
				1,497,737
Banking-U.S.—7.38%
500	Dexia Delaware LLC	12/17/04	2.060	499,542
500	ING (US) Funding LLC	12/03/04	1.875	499,948
500	Nordea N.A., Inc.	12/08/04	1.920	499,813
500	Societe Generale N.A., Inc.	12/15/04	2.050	499,602
				1,998,905

Principal
Amount		Maturity	Interest
(000) ($)		Dates	Rates (%)		Value ($)

Brokerage—1.84%
500	Citigroup Global Markets Holdings, Inc.	12/08/04	1.800		499,825

Finance-NonCaptive Diversified—1.83%
495	CIT Group, Inc.	12/02/04	2.050		494,972

Retail-Discount—1.84%
500	Wal-Mart Stores, Inc.	12/03/04	2.040		499,943
Total Commercial Paper (cost—$12,083,720)					12,083,720

Short-Term Corporate Obligations—12.00%
Asset Backed-Securities—4.62%
1,000	Dorada Finance, Inc.**	12/14/04	2.055	*	999,982
250	Links Finance LLC**	11/14/05	2.680		250,000
					1,249,982
Banking-Non-U.S.—3.69%
1,000	HBOS Treasury Services PLC	12/14/04	1.924	*	1,000,296

Finance-Captive Automotive—3.69%
1,000	Toyota Motor Credit Corp.	12/01/04	2.193	*	1,000,011
Total Short-Term Corporate Obligations (cost—$3,250,289)					3,250,289

Repurchase Agreements—7.60%
2,000	Repurchase Agreement dated 11/30/04 with Deutsche Bank
	Securities, Inc., collateralized by $2,045,000 Federal Home Loan Bank
	2.00% due 04/11/06: (value-$2,044,243); proceeds: $2,000,114	12/01/04	2.060		2,000,000
59	Repurchase Agreement dated 11/30/04 with State Street Bank & Trust
	Co., collateralized by $58,209 U.S. Treasury Bills, zero coupon due
	04/14/05 and $1,549 U.S. Treasury Bonds, 11.250% due 02/15/15
	(value-$60,184); proceeds: $59,003	12/01/04	1.840		59,000

Total Repurchase Agreements (cost—$2,059,000)					2,059,000

Number of
Shares
(000)

Money Market Fund—1.11%
300	AIM Liquid Assets Portfolio (cost—$299,997)		1.920	†	299,997
Total Investments (cost—$27,302,007 which approximates cost for federal income tax purposes)—100.78%
					27,302,007

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of November 30, 2004, and reset periodically.
**	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 4.62% of net assets as of November 30, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rate shown reflects yield at November 30, 2004.

Issuer Breakdown By Country
Percentage of Portfolio Assets

United States	79.9%
Germany	5.5
France	3.7
Switzerland	3.7
Belgium	1.8
Denmark	1.8
Italy	1.8
Norway	1.8

Total	100.0%

Weighed average maturity—42 days

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Master Series, Inc.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	January 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	January 28, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	January 28, 2005